DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Tables)	1 Months Ended	4 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Oct. 31, 2025
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended October 31, 2025	Three Months Ended October 31, 2024	Nine Months Ended October 31, 2025	For the Period from July 23, 2024 (Inception) to October 31, 2024
Net income (loss)	$514,636	$(43,064)	$802,493	$(43,064)

	Three Months Ended October 31, 2025		Three Months Ended October 31, 2024
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$369,933	$144,703	$-	$(43,064)

Denominator:
Basic and diluted weighted average shares outstanding	8,625,000	3,373,750	-	2,700,000
Basic and diluted net income (loss) per ordinary share	$0.04	$0.04	$-	$(0.02)

	Nine Months Ended October 31, 2025		For the Period from July 23, 2024 (Inception) to October 31, 2024
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$494,549	$307,944	$-	$(43,064)

Denominator:
Basic and diluted weighted average shares outstanding	4,956,044	3,086,012	-	2,700,000
Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$-	$(0.02)

Schedule of segment information

	For the Three Months Ended October 31, 2025	For the Three Months Ended October 31, 2024	For the Nine Months Ended October 31, 2025	For the Period from July 23, 2024 (Inception) to October 31, 2024
General and administrative expenses	$375,265	$43,064	$726,449	$43,064
Interest earned on investments held in Trust Account	$888,798	$-	$1,524,470	$-

Greenland Exploration Limited
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Net loss from June 9, 2025 (inception) to June 30, 2025	$(335)

June 30, 2025
Total number of shares	1,500,000
Ownership percentage	100%
Total loss allocated	(8,335)
Total income (loss)	(8,335)

Weighted average shares	237,805
Earnings (loss) per share	(0.035)

Greenland Exploration Limited
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Net loss from June 9, 2025 (inception) to September 30, 2025	$(28,136)
Net loss from July 1, 2025, to September 30, 2025	$(19,801)

For the Period June 9, 2025 (inception) to September 30, 2025
Total number of shares	1,500,000
Ownership percentage	100%
Total loss allocated	(28,136)
Total income (loss)	(28,136)

Weighted average shares	1,393,805
Earnings (loss) per share	(0.02)

Three Months Ended September 30, 2025
Total number of shares	1,500,000
Ownership percentage	100%
Total loss allocated	(19,801)
Total income (loss)	(19,801)

Weighted average shares	1,500,000
Earnings (loss) per share	(0.01)

Schedule of segment information

For the period June 9, 2025 (inception) to September 30, 2025
General and administrative expenses	19,801